Asset impairment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Asset Impairment Charges [Abstract]
Asset impairment	$ 27,686	$ 2,098	$ 30,356	$ 36,433